Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Income before noncontrolling interests	$ 109.2	$ 155.9
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(4.3)	(5.0)
Changes in fair values of derivatives qualifying as cash flow hedges		(0.1)
Net unrealized gains (losses) on available for sale securities	0.3	(0.3)
Changes in benefit plans net gain (loss) and prior service (cost)/credit	1.6	(0.2)
Other comprehensive loss, net of tax	(2.4)	(5.6)
Comprehensive income before noncontrolling interests and discontinued operation	106.8	150.3
Comprehensive loss (income) attributable to noncontrolling interests	(5.7)	3.0
Income from discontinued operation, net of taxes	2.3	9.7
Comprehensive income	$ 114.8	$ 157.0